Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Defined Benefit Plans Disclosures
The components of pension and other postretirement benefit expense (income) for the three months ended March 31, 2015 and 2014 were (in millions):

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,

	2015	2014	2015	2014
Service cost	$12	$13	$1	$1
Interest cost	8	9	1	1
Expected return on plan assets	(7)	(8)	—	—
Amortization of prior service cost	—	—	(9)	(9)
Recognized net actuarial loss	6	4	1	1
Net Periodic Benefit Expense (Income)	$19	$18	$(6)	$(6)

Schedule of Net Funded Status
Changes in our projected benefit obligations and Retirement Plan assets, and the funded status for our pension and other postretirement benefits as of December 31, 2014 and 2013, were (in millions):

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligations at beginning of year	$611	$762	$77	$100
Service cost	44	42	3	5
Interest cost	29	29	3	2
Actuarial loss (gain)	161	(138)	(2)	(25)
Benefits paid	(75)	(72)	(4)	(8)
Plan amendments	2	—	—	—
Curtailment	(5)	(12)	—	(2)
Acquisitions	—	—	—	5
Projected benefit obligation at end of year	767	611	77	77

Changes in plan assets:
Fair value of plan assets at beginning of year	386	390	—	—
Actual return on plan assets	37	15	—	—
Employer contributions	65	53	4	8
Benefits paid	(75)	(72)	(4)	(8)
Fair value of plan assets at end of year	413	386	—	—
Funded status at end of year	$(354)	$(225)	$(77)	$(77)

Schedule of Amounts Recognized in Balance Sheet
Liability amounts recognized in our consolidated balance sheet related to the funded status of our pension and other postretirement benefits as of December 31, 2014 and 2013 consisted of (in millions):

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Other current liabilities	$2	$2	$8	$7
Other noncurrent liabilities	352	223	69	70
Total amount recognized	$354	$225	$77	$77

Schedule of Net Benefit Costs
The components of pension and postretirement net periodic benefit expense (income) included in operating expenses and selling, general and administrative expenses in the statements of consolidated operations for the years ended December 31, 2014, 2013 and 2012, were (in millions):

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Components of net periodic benefit expense (income):
Service cost	$44	$42	$27	$3	$5	$5
Interest cost	29	29	30	3	2	4
Expected return on plan assets	(25)	(24)	(23)	—	—	—
Amortization of prior service cost (credit)	1	1	1	(34)	(36)	(37)
Recognized net actuarial loss	12	22	21	6	9	11
Recognized curtailment loss (gain)	1	—	—	—	(17)	—
Net periodic benefit expense (income)	$62	$70	$56	$(22)	$(37)	$(17)

Schedule of Assumptions Used
The following weighted-average assumptions were used to determine benefit obligations and net periodic benefit expense (income) for the years ended December 31, 2014, 2013 and 2012:

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Projected benefit obligation:
Discount rate (a) (b)	4.05%	4.96%	4.06%	3.16%	3.69%	2.82%
Rate of compensation increase	4.25%	4.25%	4.50%	—	—	—
Net periodic benefit expense:
Discount rate (a) (b)	4.96%	4.38%	4.86%	3.69%	2.99%	3.76%
Rate of compensation increase	4.25%	4.36%	4.50%	—	—	—
Expected long-term return on plan assets (c)	6.50%	6.50%	7.00%	—	—	—
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(a)
We determine the discount rate primarily by reference to the effective yields on high quality corporate bonds that have a comparable cash flow pattern to the expected pension and other postretirement benefit payments to be made.

(b)
We remeasured our pension and other postretirement benefit obligations during the second quarter of 2013 due to the Los Angeles Acquisition and the sale of the Hawaii Business. The discount rates used to determine the pension and postretirement obligations, and the related net periodic benefit costs, for the remaining period of 2013 were 4.65% and 3.01%, respectively.

(c)
The expected return on plan assets reflects the weighted-average of the expected long-term rates of return for the broad categories of investments held for the Retirement Plan. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the Retirement Plan’s investments.

Schedule of Health Care Cost Trend Rates
The assumed health care cost trend rates used to determine the projected postretirement benefit obligation are as follows:

	2014	2013
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.80%	4.80%
Year that the rate reaches the ultimate trend rate	2024	2024

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive loss, before income taxes, as of December 31, 2014 and 2013 consisted of (in millions):

	Pension Benefits		Other Postretirement Benefits		Total
	2014	2013	2014	2013	2014	2013
Net actuarial loss	$(312)	$(180)	$(58)	$(65)	$(370)	$(245)
Prior service credit (cost)	(4)	(4)	130	164	126	160
Total income (loss)	$(316)	$(184)	$72	$99	$(244)	$(85)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following table summarizes amounts recognized in other comprehensive income (loss), before income taxes, for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Net gain (loss) arising during the year:
Net actuarial gain (loss)	$(144)	$128	$(100)	$2	$25	$2
Prior service credit (cost)	(2)	—	(1)	—	—	—
Curtailment loss	—	12	—	—	2	—
Curtailment - prior service cost	1	—	—	—	(17)	—
Acquisitions	—	—	—	—	(5)	—
Net gain (loss) reclassified into income:
Net actuarial loss	12	22	21	6	9	11
Prior service cost (credit)	1	1	1	(35)	(36)	(37)
Total gain (loss) recognized in other comprehensive income	$(132)	$163	$(79)	$(27)	$(22)	$(24)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
Amounts included in accumulated other comprehensive loss, before income taxes, as of December 31, 2014 that are expected to be recognized as components of net periodic benefit expense (income) in 2015 are as follows (in millions):

	Pension Benefits	Other Postretirement Benefits	Total
Net actuarial loss	$24	$5	$29
Prior service cost (credit)	1	(34)	(33)
Total included in accumulated other comprehensive income (loss)	$25	$(29)	$(4)

Schedule of Expected Benefit Payments
We are not required to make any contributions to our funded employee pension plan under applicable laws and regulations during the 2015 fiscal year, and we continue to evaluate our expected 2015 voluntary contributions. The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid for our pension and other postretirement benefits in the years indicated (in millions):

	Pension Benefits	Other Postretirement Benefits
2015	$57	$8
2016	60	8
2017	68	8
2018	66	8
2019	90	8
2020-2024	366	36

Schedule of Allocation of Plan Assets
The tables below present information about the Retirement Plan’s major asset categories measured at fair value on a recurring basis by the three levels described above (in millions):

	December 31, 2014				December 31, 2013
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Fixed income (a)	$—	$161	$—	$161	$—	$133	$—	$133
Mutual funds (b)	113	48	—	161	94	40	—	134
Common/collective trust funds (c)	—	79	—	79	—	89	—	89
Short-term investment funds (d)	—	12	—	12	—	30	—	30
Total	$113	$300	$—	$413	$94	$292	$—	$386
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(a)
Fixed income assets represent securities primarily invested in corporate, government-related, mortgage and asset-backed debt obligations with a primary focus on long duration securities. Individual fixed income securities are typically priced on the basis of evaluated prices from independent pricing services. All fixed income securities are classified as level 2 investments.

(b)
Mutual funds that invest primarily in domestic and international equity and fixed income securities. Fair values are based on market quotations from national securities exchanges. Absolute return and real return mutual funds consist of investments in mutual funds that invest in a broad set of asset classes designed to provide a target return regardless of market conditions or the potential for real returns in excess of U.S. inflation, respectively. The fixed income mutual fund consists of a fund which is part of a trust managed by a registered investment company. Fair value for the fixed income mutual fund reflects the net asset value per share as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Absolute and real return mutual funds and a U.S. equity mutual fund are categorized as level 1 investments and the fixed income mutual fund is categorized as a level 2 investment.

(c)
Common/collective trust funds that invest in primarily equity and fixed income securities. Fair values reflect the net asset value per share, as determined by the investment manager and derived from the quoted prices in active markets of the underlying securities. Common/collective trust funds are classified as level 2 investments.

(d)	The short-term investment funds provide for safety of principal and daily liquidity and is valued using the net asset value per share. These assets are classified as level 2 investments.